Initial vessel acquisition	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INITIAL VESSEL ACQUISITION [Text Block]
NOTE 3: INITIAL VESSEL ACQUISITION
On May 25, 2010, after its special meeting of stockholders, Navios Acquisition announced the approval of (a) the acquisition from Navios Holdings of 13 vessels (11 product tankers and two chemical tankers) for an aggregate purchase price of $457,659, of which $128,659 was to be paid from existing cash and the $329,000 balance with existing and new debt financing pursuant to the terms and conditions of the Acquisition Agreement by and between Navios Acquisition and Navios Holdings and (b) certain amendments to Navios Acquisition's amended and restated articles of incorporation.
     On May 28, 2010, Navios Acquisition consummated the acquisition of vessels, which constituted its initial business combination. In connection with the stockholder vote to approve the acquisition of vessels, holders of 10,021,399 shares of our common stock voted against the business combination and elected to redeem their shares in exchange for an aggregate of approximately $99,312 which amount was disbursed from our investments in trust account on May 28, 2010. In addition, on May 28, 2010, Navios Acquisition disbursed an aggregate of $8,855 from the trust account to the underwriters of its IPO for deferred fees. After disbursement of approximately $76,485 to Navios Holdings to reimburse it for the first equity installment payment on the vessels of $38,763 and other associated payments, the balance of the trust account of $66,118 was released to the Company for general operating expenses.
     Following the consummation of the transactions described in the Acquisition Agreement, Navios Holdings was released from all debt and equity commitments for the above vessels and Navios Acquisition reimbursed Navios Holdings for vessel installments made prior to the stockholders' meeting under the purchase contracts for the vessels, plus all associated payments previously made by Navios Holdings amounting to $76,485.
     The initial acquisition was treated as an asset acquisition and the following table summarizes the consideration paid and fair values of assets and liabilities assumed on May 28, 2010.

Initial Acquisition of 13 vessels
Restricted Cash	$35,596
Deposits for vessel acquisitions	174,411
Purchase options	3,158
Debt assumed	(132,987)
Long-term liabilities	(3,158)
Accrued expenses	(112)

Total	$76,908

Cash paid, net of cash received of $57	$76,428
Payable to Navios Holdings	480

Total	$76,908